Note 10 - Share Based Compensation -10-Q (Details Textual) - USD ($)					1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 10, 2025	Sep. 29, 2025	May 30, 2025	Sep. 26, 2021	Mar. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)					7,570,646		7,570,646
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in dollars per share)					$ 0.66		$ 0.66
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)							6 years 11 months 8 days	7 years 29 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value					$ 3.6		$ 3.6	$ 8,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)							5,448,452	5,204,064
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Weighted Average Exercise Price (in dollars per share)							$ 0.46	$ 0.43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Weighted Average Remaining Contractual Term (Year)							6 years 4 months 28 days	6 years 7 months 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Total Intrinsic Value					$ 3,200,000		$ 3,200,000	$ 6,800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)		3,448			200,000	16,448
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)		$ 8.7	$ 2.11		$ 1.08	$ 1.69
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 1,600,000		$ 1,600,000	$ 1,600,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)							2 years 5 months 26 days	2 years 6 months 7 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)		10 years	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)		4 years	4 years		4 years		4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)					7,570,646		7,570,646	7,556,434	7,210,742
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in dollars per share)					$ 0.66		$ 0.66	$ 0.44	$ 0.49
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)			833,588				216,448	837,036
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)							$ 1.13	$ 2.14
The 2021 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)	18,000,000			8,394,360
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)	10 years			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	4 years			4 years